                      THE ONE(R) GROUP(SM) INVESTMENT TRUST


                                 ANNUAL REPORT

                               DECEMBER 31, 1995

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                                ANNUAL REPORT

                              DECEMBER 31, 1995


                              Table of Contents


Management Discussion of Fund Performance:

      Government Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
      Asset Allocation Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Small Company Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
      Large Company Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4


Statements of Investments:

      Government Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
      Asset Allocation Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
      Small Company Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
      Large Company Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14

Statements of Assets and Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . .16

Statements of Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17

Statements of Changes in Net Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . .18

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .20

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .22

Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .27

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                               DECEMBER 31, 1995

Government Bond Fund
--------------------

The Government Bond Fund is managed by Thomas E. Donne, Chartered Financial Analyst. Its investment objective is to seek a high level of current income, consistent with capital preservation, by investing primarily in securities issued or backed by the U.S. government and its agencies.

After a disastrous 1994, the bond market bounced back in 1995 with its third best year on record. The rally began early in the year, as the economy slowed to a more sustainable growth level with minimal inflation--the ideal environment for bonds. This scenario prevailed for several months; then, when it appeared that growth may have been slowing a bit too much, the Fed attempted to jump-start the sluggish economy by cutting interest rates twice--once in July and once in December. This action caused bond yields to fall and bond prices to rise.

The Government Bond Fund participated in the bond market rally, gaining 16.69% for the one-year period ended December 31, 1995. The Fund's return was generated by successfully shifting the portfolio's weightings between Treasury and mortgage-backed securities. In addition, the Fund's relatively neutral maturity structure helped the Fund take advantage of the flattening yield curve. Also, by managing the Fund's duration, the Fund was able to limit volatility and preserve portfolio income.

Bond market returns should be attractive for 1996, but they most likely will not equal the performance of last year. While price appreciation accounted for most of the return on bonds during 1995, coupon rates should provide the larger portion of returns during 1996.



                        HYPOTHETICAL $10,000 INVESTMENT

                                   [FIGURE 1]


                                        8/1/94*         12/31/94           12/31/95
                                        -------         --------           --------
                                        $10,000         $10,000             $11,564
Government Bond
                                        $10,000         $10,000             $11,507
Solomon Bros. 3-7 Yr. Treas./Gov't

               *Initial public offering commenced August 1, 1994.


                       --------------------------------
                             Government Bond Fund
                          Average Annual Total Return
                       --------------------------------
                       One Year         Since Inception
                       --------------------------------
                        16.69%              10.78%
                       --------------------------------

           Past performance is not predictive of future performance.

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                               DECEMBER 31, 1995

Asset Allocation Fund
---------------------

The equity portion of the Asset Allocation Fund is managed by Michael D. Weiner and the fixed-income portion is managed by James A. Sexton, Chartered Financial Analyst. The Fund seeks to provide a combination of capital appreciation and current income from common stocks, bonds and money market securities.

The modest-growth, low-inflation, low-interest-rate environment of 1995 led to record performance in the stock market. In the 1995 stock market, bigger was better. Bolstered by modest economic growth and strong profits, large, multi-national companies offered the best returns. The Dow Jones Industrial Average, for example, soared to two milestone levels within nine months--4,000 in February and 5,000 in November. The S&P 500 Index also posted spectacular gains, with its one-year performance reaching 37.53%. While they lagged their larger counterparts, small company stocks, nevertheless, posted historically attractive returns. As measured by the Russell 2000, small company stocks returned 26.21% for the year.

After a disastrous 1994, the bond market bounced back in 1995 with its third best year on record. The rally began early in the year, as the economy slowed to a more sustainable growth level with minimal inflation--the ideal environment for bonds. This scenario prevailed for several months; then, when it appeared that growth may have been slowing a bit too much, the Fed attempted to jump-start the sluggish economy by cutting interest rates twice--once in July and once in December. This action caused bond yields to fall and bond prices to rise.

The Fund offered an attractive one-year return, gaining 20.69% for the period ended December 31, 1995. On the equity side, the Fund's performance can be attributed to good stock selection resulting from a bottom-up process. The Fund's fixed-income portion held back overall performance somewhat, due to a duration stance that was lower than its benchmark index. In the falling interest rate environment of 1995, funds with longer durations experienced greater price appreciation than those with shorter durations.

Over the course of 1996, interest rates should remain stable or decline slightly and profit growth should continue, though not to the magnitude that was witnessed in 1995. 1996 should offer an environment in which stocks will continue to do well, but returns should revert back to the high single digits or the low double digits.

                        HYPOTHETICAL $10,000 INVESTMENT

                                   [FIGURE 2]


                        8/1/94*         12/31/94        12/31/95
                        -------         --------        --------

Asset Allocation        $10,000         $10,000          $11,909

Blended Index**         $10,000         $10,000          $12,946

 *Initial public offering commenced August 1, 1994.
**Blended Index consists of 60% S&P 500 & 40% Lipper Intermediate
  U.S. Government Universe Average


                       --------------------------------
                             Asset Allocation Fund
                         Average Annual Total Return
                       --------------------------------
                        One Year       Since Inception
                       --------------------------------
                          20.69%           13.09%
                       --------------------------------

           Past performance is not predictive of future performance.

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                               DECEMBER 31, 1995

Small Company Growth Fund
-------------------------

The Small Company Growth Fund is managed by Richard R. Jandrain III. The Fund seeks capital appreciation by investing primarily in common stocks of small and mid-size companies selected for growth potential.

The modest-growth, low-inflation, low-interest-rate environment of 1995 led to record performance in the stock market. In the 1995 stock market, bigger was better. Bolstered by modest economic growth and strong profits, large, multi-national companies offered the best returns. The Dow Jones Industrial Average, for example, soared to two milestone levels within nine months--4,000 in February and 5,000 in November. The S&P 500 Index also posted spectacular gains, with its one-year performance reaching 37.53%. While they lagged their larger counterparts, small company stocks, nevertheless, posted historically attractive returns. As measured by the Russell 2000, small company stocks returned 26.21% for the year.

Throughout most of the year, the Fund's performance was aided by its strong weighting in technology stocks. This sector of the market was the best-performing sector for the first three quarters of the year. A correction in the fourth quarter, however, caused these stocks to suffer a setback, which influenced Fund performance. For the one-year period ended December 31, 1995, the Fund gained 24.06%.

Over the course of 1996, interest rates should remain stable or decline slightly and profit growth should continue, though not to the magnitude that was witnessed in 1995. 1996 should offer an environment in which stocks will continue to do well, but returns should revert back to the high single digits or the low double digits.


                        HYPOTHETICAL $10,000 INVESTMENT

                                   [FIGURE 3]

                        8/1/94*         12/31/94        12/31/95
                        -------         --------        --------

Small Co.                                                $12,033

Russell 2000                                             $12,946

   *Initial public offering commenced August 1, 1994.


                       -------------------------------
                          Small Company Growth Fund
                         Average Annual Total Return
                       -------------------------------
                        One Year       Since Inception
                       -------------------------------
                         24.06%            13.92%
                       -------------------------------

           Past performance is not predictive of future performance.

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                               DECEMBER 31, 1995

Large Company Growth Fund
-------------------------

The Large Company Growth Fund is managed by R. Lynn Yturri. The Fund's objective is to achieve above-average long-term capital growth by investing primarily in common stocks of companies with large market capitalizations.

The modest-growth, low-inflation, low-interest-rate environment of 1995 led to record performance in the stock market. In the 1995 stock market, bigger was better. Bolstered by modest economic growth and strong profits, large, multi-national companies offered the best returns. The Dow Jones Industrial Average, for example, soared to two milestone levels within nine months--4,000 in February and 5,000 in November. The S&P 500 Index also posted spectacular gains, with its one-year performance reaching 37.53%.

The Fund benefited from the overall "flight to quality" experienced in the U.S. stock market, when economic uncertainty caused investors to gravitate toward stocks of larger high-quality companies. Many of the Fund's high-quality companies have a history of showing attractive earnings, regardless of economic activity, and their share prices performed well as a result. For the one-year period ended December 31, 1995, the Fund gained 24.13%.

Over the course of 1996, interest rates should remain stable or decline slightly and profit growth should continue, though not to the magnitude that was witnessed in 1995. 1996 should offer an environment in which stocks will continue to do well, but returns should revert back to the high single digits or the low double digits.


                        HYPOTHETICAL $10,000 INVESTMENT

                                   [FIGRE 4]

                        8/1/94*         12/31/94        12/31/95
                        -------         --------        --------
Large Co.               $10,000         $10,000          $12,477

S&P 500                 $10,000         $10,000          $13,441

         *Initial public offering commenced August 1, 1994.


                       -------------------------------
                          Large Company Growth Fund
                         Average Annual Total Return
                       -------------------------------
                       One Year        Since Inception
                       -------------------------------
                        24.13%             16.87%
                       -------------------------------

           Past performance is not predictive of future performance.

                             GOVERNMENT BOND FUND
                 STATEMENT OF INVESTMENTS - DECEMBER 31, 1995

-----------------------------------------------------------------------------------
PRINCIPAL                                                             VALUE (NOTE 1)
-----------------------------------------------------------------------------------
      U.S. GOVERNMENT AND AGENCY OBLIGATIONS (33.7%)

 $500,000 Federal Farm Credit Bank Bond, 8.65%, 1999                       $553,323
1,000,000 U.S. Treasury Bond, 6.25%, 2023                                 1,027,812
  600,000 U.S. Treasury Note, 7.50%, 2001                                   661,312
  750,000 U.S. Treasury Note, 6.50%, 2005                                   798,983
                                                                          ----------
               Total U.S. Government and Agency Obligations               3,041,430
                  (cost $2,900,460)                                       ----------

      MORTGAGE BACKED SECURITIES (62.8%)

  976,775 FHLMC GOLD 30Y,  8.00%,  2024                                   1,011,877
  999,215 FHLMC GOLD 30Y,  6.50%,  2025                                     988,285
  433,080 FHLMC GOLD 15Y,  8.50%,  1999                                     451,022
  922,878 FNMA 15Y,  7.50%,  2009                                           948,834
  488,461 FNMA 30Y,  6.50%,  2025                                           482,653
  725,927 GNSF 30Y,  7.50%,  2023                                           746,344
  128,501 GNSF 30Y,  7.00%,  2025                                           129,987
  891,499 GNSF 30Y,  7.00%,  2025                                           901,807
                                                                          ----------
               Total Mortgage Backed Securities (cost                     5,660,809
                                                                          ----------

      REPURCHASE AGREEMENT (2.3%)

  204,000 Lehman Government Securities Inc.,
             5.96%, due 01/02/96, Collateralized by
             $215,000 FMDN, due 03/18/96 - Market Value $ 212,377
             (cost $204,000)                                                204,000
                                                                          ----------

          Total Investments (cost $8,616,223)                             8,906,239
          Other Assets Less Liabilities (1.2%)                              109,857
                                                                         -----------
          Net Assets                                                     $9,016,096
                                                                         ===========

Cost also represents cost for Federal income tax purposes.
The abbreviations in the above statement stand for the following:
       FHLMC       Federal Home Loan Mortgage Corporation
       FNMA        Federal National Mortgage Association
       GNSF        Ginnie Mae Single Family
       FMDN        Fannie Mae Discount Note
Portfolio holding percentages represent market value as a percentage of net assets. See accompanying notes to financial statements.

                                                   ASSET ALLOCATION FUND
                                          STATEMENT OF INVESTMENTS - DECEMBER 31, 1995
------------------------------------------------------          ------------------------------------------------------
                                                VALUE                                                           VALUE
SHARES                                        (NOTE 1)          SHARES                                        (NOTE 1)
------------------------------------------------------          ------------------------------------------------------
 COMMON STOCKS (44.6%)
    AEROSPACE/DEFENSE (1.7%)                                    400     UST Inc.                            $  13,350
300    Boeing Company (The)                     $23,513                                                     ---------
400    Lockheed Martin Corp.                     31,600                                                        91,913
400    Raytheon Company                          18,900                                                     ---------
200    United Technologies Corp.                 18,975              CONSUMER GOODS MFG. (0.3%)
                                               ---------        700     Newell Co.                             18,112
                                                 92,988                                                    ----------
                                               ---------

    AUTO & AUTO PARTS (0.9%)                                         DRUGS (1.7%)
100    Dana Corporation                           2,925         300     American Home Products Corp.           29,100
600    Ford Motor Co.                            17,400         400     Baxter International Inc.              16,750
400    General Motors Corp.                      21,150         400     Bristol Meyers Squibb Co.              34,350
200    Goodyear Tire & Rubber Co.                 9,075         200     Schering-Plough Corp.                  10,950
                                              ----------                                                   ----------
                                                 50,550                                                        91,150
                                               ---------                                                   ----------
    BANKS (2.1%)                                                     ELECTRONICS (0.8%)
500    BankAmerica Corp.                         32,375         700     Intel Corp.                            39,725
300    Citicorp                                  20,175         100     Johnson Controls Inc.                   6,875
300    Comerica Inc.                             12,038                                                    ----------
300    Nationsbank Corp.                         20,887                                                        46,600
300    U.S. Bancorp                              10,088                                                    ----------
100    Wells Fargo & Co.                         21,600              ENERGY (0.6%)
                                               ---------        400     Chevron Corp.                          21,000
                                                117,163         100     Enron Corp.                             3,813
                                                --------        100     Schlumberger Ltd.                       6,925
    BUSINESS SERVICES (0.3%)                                                                                ---------
400    Olsten Corp. (The)                        15,800                                                        31,738
                                                 -------                                                     --------
                                                                     FINANCIAL (3.0%)
    CHEMICALS (0.8%)                                            500     Allstate Corp.                         20,562
300    Dow Chemical Co.                          21,113         700     American Express Co.                   28,963
300    Du Pont (E.I.) DeNemours & Co.            20,962         400     American International Group Inc.      37,000
                                                 -------        100     Federal Home Loan Mortgage Corp.        8,350
                                                                300     Federal National Mortgage Assn.        37,238
                                                 42,075         400     First Chicago NBD Corp.                15,800
                                                 -------        500     KeyCorp                                18,125
    COMPUTER EQUIPMENT (1.3%)                                                                                --------
400    Apple Computer Inc.                       12,750                                                       166,038
500    Compaq Computer Corp.*                    24,000                                                       -------
400    Hewlett-Packard Co.                       33,500              FOOD & BEVERAGE (2.7%)
                                                 -------        100     Anheuser-Busch Companies, Inc.          6,687
                                                 70,250         500     Coca Cola Co.                          37,125
                                                 -------        600     PepsiCo, Inc.                          33,525
    CONSUMER CYCLICALS (0.8%)                                   800     Philip Morris Companies, Inc.          72,400
300    Disney, (Walt) Co.                        17,700                                                      --------
400    Service Corp. International               17,600                                                       149,737
200    VF Corp.                                  10,550                                                       -------
                                                 ------              HEALTHCARE (2.7%)
                                                                400     Abbott Laboratories                    16,700
                                                 45,850         400     Johnson & Johnson                      34,250
                                                 ------         400     Medtronic Inc.                         22,350
    CONSUMER NON-DURABLE (1.7%)                                 600     Merck & Co. Inc.                       39,450
300    American Stores Co.                        8,025         100     Pacificare Health System  Inc.,
300    Hasbro Inc.                                9,300                  Class A*                               8,700
200    Kimberly Clark Corp.                      16,550         400     Pfizer Inc.                            25,200
400    Nike Inc., Class B                        27,850                                                      --------
300    RJR Nabisco Holdings Corp.                 9,263                                                       146,650
300    Smith's Food & Drug Centers Inc., Class B  7,575                                                       -------
                                                                     HEALTHCARE SERVICES (0.8%)
                                                                600     Columbia/HCA Healthcare Corp.         $30,450


                                                   ASSET ALLOCATION FUND
                                      STATEMENT OF INVESTMENTS - DECEMBER 31, 1995, Continued
----------------------------------------------------------      --------------------------------------------------------
                                                   VALUE                                                        VALUE
SHARES                                           (NOTE 1)        SHARES                                        (NOTE 1)
----------------------------------------------------------      --------------------------------------------------------
  450    Health Management Association Inc.,
             Class A*                              11,756              POLLUTION CONTROL (0.1%)
                                                 ---------        300     WMX Technologies, Inc.                  8,962
                                                   42,206                                                     ----------
                                                 ---------             OIL & GAS (3.1%)
      HOUSEHOLD PRODUCTS (0.9%)                                   300     Amoco Corp.                            21,563
  700    Maybelline, Inc.                          25,375         100     Atlantic Richfield Co.                 11,075
  300    Procter & Gamble Co.                      24,900         700     Exxon Corporation                      56,087
                                                 ---------        200     Mobil Corp.                            22,400
                                                   50,275         300     Royal Dutch Petroleum Co.              42,338
                                                 ---------        200     Texaco, Inc.                           15,700
                                                                                                              ----------
      INDUSTRIAL COMMODITY (1.8%)                                                                               169,163
  400    Ball Corporation                          11,000                                                     ----------
  200    Consolidated Papers Inc.                  11,225              PRINTING & PUBLISHING (0.5%)
  400    Corning Inc.                              12,800         600     American Greetings Corp., Class A      16,575
  600    Cyprus Amax Minerals Co.                  15,675         200     Tribune Co.                            12,225
  400    International Paper Co.                   15,150                                                     ----------
  200    Mead Corporation                          10,450                                                        28,800
  200    PPG Industries Inc.                        9,150                                                     ----------
   20    Schweitzer-Mauduit International, Inc.       463              RESTAURANTS (1.2%)
  200    Willamette Industries Inc.                11,250         500     Bob Evans Farms Inc.                    9,500
                                                 ---------        500     Lone Star Steakhouse & Saloon*         19,187
                                                                  600     McDonalds Corp.                        27,075
                                                   97,163         500     Wendy's International Inc.             10,625
                                                  -------                                                     ----------
      INSURANCE (0.7%)                                                                                           66,387
  100    ITT Hartford Group*                        4,838                                                     ----------
  100    MBIA Inc.                                  7,500              RETAIL (1.2%)
  200    Providian Corp.                            8,150         300     Dillard Department Stores Inc.,         8,550
  300    St. Paul Companies, Inc.                  16,687         200     Home Depot Inc.                         9,575
                                                 --------         500     Intimate Brands Inc., Class A           7,500
                                                   37,175         500     Sears Roebuck & Co.                    19,500
                                                 --------       1,000     Wal-Mart Stores Inc.                   22,375
      MACHINERY & CAPITAL GOODS (3.0%)                                                                        ----------
  200    Alco Standard Corp.                        9,125                                                        67,500
  200    AlliedSignal Inc.                          9,500                                                     ----------
  600    Browning Ferris Industries                17,700              TECHNOLOGY (3.3%)
1,000    General Electric Co.                      72,000         200     3COM Corp.                              9,325
  100    Grainger, W.W. Inc.                        6,625         400     International Business Machines        36,700
  300    Harnischfeger Industries Inc.              9,975         500     Microsoft Corp.*                       43,875
  100    ITT Corp.*                                 5,300         500     Motorola Inc.                          28,500
  100    ITT Industries, Inc.*                      2,400         500     Silicon Graphics Inc.*                 13,750
  400    Tenneco Inc.                              19,850         800     Sun Microsystems Inc.                  36,500
  200    Tyco International Ltd.                    7,125         200     Texas Instruments Inc.                 10,350
  400    Westinghouse Electric Corp.                6,600                                                     ----------
                                                ----------
                                                  166,200                                                       179,000
                                                  --------                                                    ----------
                                                                       TELECOMMUNICATIONS (3.5%)
      MEDICAL PRODUCTS (0.2%)                                     800     AT & T Corp.                           51,800
  500    Biomet Inc.*                               8,937         300     Ameritech Corp.                        17,700
                                                ----------        200     Bell Atlantic Corp.                    13,375
                                                                  400     Bellsouth Corp.                        17,400
      NONFERROUS METALS (0.2%)
  200    Alumax, Inc.                               6,125
  100    Aluminum Co. of America                    5,287
                                                ----------
                                                   11,412
                                                 ---------

      PAPER & FOREST PRODUCTS (0.6%)
  200    Georgia Pacific Corp.                   $ 13,725
                                                 --------
                                                                 7

                                                   ASSET ALLOCATION FUND
                                     STATEMENT OF INVESTMENTS - DECEMBER 31, 1995, Continued
------------------------------------------------------          ------------------------------------------------------
                                                VALUE                                                           VALUE
SHARES                                        (NOTE 1)          SHARES                                        (NOTE 1)
------------------------------------------------------          -----------------------------------------------------
    TELECOMMUNICATIONS (CONTINUED)                                     MORTGAGE BACKED SECURITIES (6.6%)
700    GTE Corp.                                 $30,800     $200,000  Advanta Mortgage Loan Trust 94-3A2
100    Nynex Corp.                                 5,400                  7.600%, due 07/25/10               $206,400
300    SBC Communications Inc.                    17,250      149,667  FNMA Pool #270725
900    Sprint Corp.                               35,887                  7.00%, due 08/01/25                 150,881
                                              ----------               Total Mortgage Backed Securities    ----------
                                                 189,612                  (cost $345,529)                     357,281
                                              ----------                                                   ----------
    TRANSPORTATION (0.8%)                                              REPURCHASE AGREEMENT (21.6%)
300    AMR Corp.*                                 22,275    1,180,000  Lehman Government Securities Inc.
200    Federal Express Corp.*                     14,775                  5.96% due 01/02/96, Collateralized by
100    Norfolk Southern Corp.                      7,938                  $240,000 FNMA Discount Note, due 03/18/96
                                              ----------                  $995,000 FNMA Discount Note, due 06/21/96
                                                  44,988                  - market value $1,206,799
                                              ----------                  (cost $1,180,000)                  1,180,000
                                                                                                           -----------

    UTILITIES (1.4%)                                                   U.S. GOVERNMENT OBLIGATIONS (17.1%)
500    Central & Southwest Corp.                  13,938       35,000  U.S. Treasury Bill, 4.86%,               34,620
700    Consolidated Edison Co. of NY, Inc.        22,400                  due 03/21/96**
100    Duke Power Company                          4,737       75,000  U.S. Treasury Bond, 7.825%,              92,320
200    Northern States Power Co. of Minnesota      9,825                  due 02/15/21
600    Texas Utilities Co.                        24,675      725,000  U.S. Treasury Note, 7.25%,              806,563
                                              ----------                  due 05/15/04                     -----------
                                                  75,575               Total U.S. Government Obligations       933,503
                                              ----------                  (cost $904,971)                  -----------
       Total Common Stocks                     2,433,694               Total investments                     5,420,654
                                              ----------                  (cost $5,033,578)
         (cost $2,115,855)                                             Other Assets Less Liabilities            33,851
PRINCIPAL                                                                                                  -----------
---------                                                              Net Assets                           $5,454,505
    CORPORATE BONDS (9.5%)                                                                                 ===========
          BROKER-DEALERS (3.9%)
          Lehman Brothers Holdings Inc.                       * Denotes a non-income producing security
$200,000    8.875%, due 11/01/98                 214,661      **Security is segregated as collateral on futures contract.
                                               ---------
         DIVERSIFIED FINANCE (1.9%)                             Cost also represents costs for Federal income tas purposes.
         Associates Corp. of North America                      Portfolio holding percentages represent market value as
 100,000    6.125%, due 02/01/98                 101,196        a percentage of net assets.
                                               ---------        See accompanying notes to financial statements.

         TELECOMMUNICATIONS (3.7%)
         Ohio Bell Telephone Co.
 200,000    5.75%, due 05/01/00                  200,319
                                               ---------

        Total Corporate Bonds (cost $487,223)    516,176
                                               ---------


   Statement of                                    Market Value Covered                          Unrealized Appreciation
Financial Futures      Number of Contracts             by Contracts              Expiration            at 12/31/95
-----------------      -------------------             ------------              ----------            -----------
Standard & Poor's 500             3                     $927,675                 March 1996               $3,945

                                                     SMALL COMPANY GROWTH FUND
                                           STATEMENT OF INVESTMENTS - DECEMBER 31, 1995

----------------------------------------------------------        ------------------------------------------------------
                                                    VALUE                                                         VALUE
SHARES                                            (NOTE 1)        SHARES                                        (NOTE 1)
----------------------------------------------------------        ------------------------------------------------------
    COMMON STOCKS (85.5%)
       ADVERTISING (0.6%)                                                COMPUTER EQUIPMENT (0.5%)
1,000      Omnicom Group, Inc.                   $ 37,250          900      Amerisource Health Corp.,
                                                 --------                     Class A*                         $  29,700
                                                                                                               ---------

       BANKS (2.0%)                                                      COMPUTER SOFTWARE & SERVICES (1.8%)
  100      Baybanks Inc.                            9,825          900      Adobe Systems, Inc.                   55,800
  500      Commercial Federal Corp.                18,875          300      BMC Software Inc.                     12,825
  100      First Commerce Corp.                     3,200          300      Cognos Inc.*                          13,388
  600      Hibernia Corp.                           6,450          800      Paychex Inc.                          39,900
  550      Integra Financial Corp.                 34,650                                                        -------
  850      Standard Federal Bancorp                33,469                                                        121,913
1,000      Washington Mutual Inc.                  28,875                                                        -------
                                                 --------                CONSUMER CAPITAL SPENDING (1.4%)
                                                  135,344          600      Exide Corp.                           27,525
                                                 --------          630      Harman International Industries       25,279
                                                                 1,050      Oakwood Homes Corp.                   40,294
       BEVERAGES - ALCOHOLIC (0.6%)                                                                              -------
  400      Boston Beer Inc.*                        9,500                                                         93,098
  900      Canandaigua Wine Inc., Class A*         29,363                                                        -------
                                                 --------                CONSUMER CYCLICALS (0.3%)
                                                   38,863          500      Apple South Inc.                      10,750
                                                 --------          250      Loewen Group Inc.                      6,328
       BIOTECHNOLOGY (0.6%)                                                                                      -------
  500      Biogen Inc.*                            30,750                                                         17,078
  100      Chiron Corp.*                           11,050                                                        -------
                                                 --------                CONTAINERS (0.6%)
                                                   41,800          600      Federal Paper Board Inc.              31,125
                                                 --------          400      Sonoco Products Co.                   10,500
       BROADCASTING (0.5%)                                                                                       -------
1,300     American Radio Systems Corp.*            36,400                                                         41,625
                                                 --------                                                        -------

       BUILDING (0.6%)                                                   DIVERSIFIED COMMERCIAL (3.0%)
  700     Vulcan Materials Co.                     40,338        2,150      Copart Inc.*                          56,437
                                                 --------          800      Flightsafety International Inc.       40,200
                                                                 4,100      Identix Inc.*                         43,562
       BUSINESS SERVICES (0.7%)                                  1,600      Manpower Inc.                         45,000
  800     Corestaff Inc.*                          29,200          300      Varian Association Inc.               14,325
  500     Olsten Corp. (The)                       19,750                                                        -------
                                                 --------                                                        199,524
                                                   48,950                                                        -------
                                                 --------
       CHEMICALS (3.3%)                                                  DRUGS (0.5%)
2,000     Arcadian Corp.                           38,750        1,500      Mylan Labs Inc.                       35,250
1,400     Betz Laboratories Inc.                   57,400                                                        -------
1,000     Cabot Corp.                              53,875                ELECTRICAL EQUIPMENT (0.2%)
2,500     Ethyl Corp.                              31,250        1,100      Cree Research Inc.*                   16,225
  800     IMC Global Inc.                          32,700                                                        -------
  100     Vigoro Corp.                              6,175
                                                 --------                ELECTRONICS (2.7%)
                                                  220,150        1,800      Applied Innovations Inc.*             21,150
                                                 --------          900      Applied Materials Inc.*               35,437
                                                                 1,400      Argyle Television Inc.*               24,500
                                                                   400      California Amplifier Inc.*            11,300



                                                                 9

                                                     SMALL COMPANY GROWTH FUND
                                           STATEMENT OF INVESTMENTS - DECEMBER 31, 1995

----------------------------------------------------------        ------------------------------------------------------
                                                    VALUE                                                         VALUE
SHARES                                            (NOTE 1)        SHARES                                        (NOTE 1)
----------------------------------------------------------        ------------------------------------------------------

       ELECTRONICS (CONTINUED)                                     500      Occusystems Inc.*                    $10,000
  500     Credence Systems Corp.*                  $11,437          50      Teva Pharmaceutical Industries Ltd.    2,319
  900     Garden Ridge Corp.*                       34,875       1,050      Venritex Inc.*                        18,244
  700     Hadco Corp.*                              19,687                                                     ---------
  800     Vishay Intertechnology Inc.               25,200                                                       427,649
                                                 ---------                                                     ---------
                                                   183,586               HEALTHCARE SERVICES (2.4%)
                                                 ---------       1,100      AHI Healthcare Systems Inc.*           6,325
                                                                   400      Gulf South Medical Supply Inc.*       12,100
                                                                 1,500      HealthSouth Corp.*                    43,688
       ENERGY (1.1%)                                               300      Living Centers of America Inc.*       10,500
1,300     Apache Corp.                             38,350          300      Multicare Companies Inc.*              7,200
1,200     Noble Affiliates Inc.                    35,850          500      Physicians Reliance Network Inc.*     19,875
                                                 ---------         500      Physicians Sales & Services Inc.      14,250
                                                   74,200        1,650      Physicians Resource Group Inc.*       32,794
                                                 ---------         300      Regency Health Services Inc.           3,037
       FINANCIAL (7.6%)                                            500      Rotech Med. Corp.*                    13,750
  700     Aames Financial Corp.                    19,512                                                      ---------
1,000     Advanta Corp.                            36,375                                                        163,519
  100     Allied Group Inc.                         3,600                                                      ---------
1,200     California Federal Bank                  18,900                HOSPITAL MANAGEMENT (0.7%)
1,200     Donaldson Lufkin & Jenrette Inc.         37,500        1,200      Medaphis Corp.*                       44,400
3,200     Equifax Inc.                             68,400                                                      ---------
2,100     First Investors Financial Services Inc.* 17,062
  300     Franklin Res. Inc.                       15,112                HOTELS - MOTELS (2.6%)
1,200     Glendale Federal Bank, FSB*              21,000        1,300      Circus Circus Enterprises Inc.        36,237
  700     Great Western Financial Corp.            17,850        1,500      Mirage Resorts, Inc.*                 51,750
  900     Green Tree Financial Corp.               23,737        1,800      Red Lion Hotels Inc.*                 31,500
1,000     Imperial Credit Industries Inc.*         21,750        1,100      Studio Plus Hotels Inc.*              28,325
  900     MGIC Investment Corp.                    48,825        2,400      Sunstone Hotel Invs. Inc.             24,600
1,400     Mid Ocean Ltd.                           51,975                                                      ---------
  500     Mutual Risk Managment Ltd.               22,875                                                        172,412
1,800     Olympic Financial Ltd.                   29,250                                                      ---------
  500     Protective Life Corp.                    15,625
  900     Schwab, (Charles) Corp.                  18,112
  800     WFS Financial Inc.*                      15,600
                                                 ---------               HOUSEHOLD FURNISHINGS & APPLIANCES (0.7%)
                                                  503,060        3,100      Shaw Industries Inc.                  45,725
                                                 ---------                                                     ---------

       HEALTHCARE (6.4%)                                                 INDUSTRIAL COMMODITIES (1.3%)
1,500     Cardinal Health Inc.                     82,125        2,800      BMC Industries Inc.                   65,100
  500     Cerner Corp.*                            10,250          700      Sealed Air Corp.                      19,688
  600     Elan Plc*                                29,175                                                      ---------
  400     Forest Labs Inc. Class A*                18,100                                                         84,788
1,510     Genzyme Corp*                            94,186                                                      ---------
1,350     Healthcare Compare Corp.*                58,725                INSURANCE (1.1%)
1,200     Healthsource Inc.*                       43,200        1,200      AFLAC Inc.                            52,050
1,300     Horizon/CMS Healthcare Corp.*            32,825          400      Progressive Corp.                     19,550
1,000     Ivax Corp.                               28,500                                                      ---------
                                                                                                                  71,600
                                                                                                               ---------
                                                                         LEISURE / ENTERTAINMENT (0.8%)
                                                                   900      Electronic Arts Inc.*                 23,512
                                                                 2,900      International Game Tech.              31,537
                                                                                                               ---------
                                                                                                                  55,049
                                                                                                               ---------

                                                                10

                                                     SMALL COMPANY GROWTH FUND
                                           STATEMENT OF INVESTMENTS - DECEMBER 31, 1995, Continued

----------------------------------------------------------        ------------------------------------------------------
                                                    VALUE                                                         VALUE
SHARES                                            (NOTE 1)        SHARES                                        (NOTE 1)
----------------------------------------------------------        ------------------------------------------------------
       MACHINERY AND CAPITAL GOODS (4.8%)                                OFFICE EQUIPMENT AND SUPPLIES (0.9%)
  550     California Energy Company Inc.*         $10,725        1,300      Cort Business Services Corp.*       $21,450
1,200     Harnischfeger Industries Inc.            39,900          700      Diebold Inc.                         38,763
1,600     Mark IV Industries Inc.                  31,600                                                      ---------
   50     Mastec Inc.*                                663                                                        60,213
1,600     Trinity Industries Inc.                  50,400                                                      ---------
3,000     Titan Wheel International Inc.           48,750                OFFICE / PLANT AUTOMATION (1.5%)
1,800     United Waste Systems Inc.*               67,050        1,500      Bay Networks Inc.*                   61,688
1,000     York International Corp.                 47,000        1,400      Verifone Inc.*                       40,075
  800     Zebra Technologies Corp.                 27,200                                                      ---------
                                                 ---------                                                      101,763
                                                  323,288                                                      ---------
                                                 ---------               OIL & GAS (4.3%)
                                                                 1,400      Anadarko Petroleum Corp.             75,775
       MANUFACTURING - DIVERSIFIED (1.2%)                          500      Barrett Res. Corp.*                  14,688
  600     Danaher Corp.                            19,050          500      Benton Oil & Gas Co.*                 7,500
1,200     Thermo Electron Corp.                    62,400          200      Cross Timbers Oil Co.                 3,525
                                                 ---------         500      Enron Oil & Gas Co.                  12,000
                                                   81,450        1,000      Enserch Corp.                        16,250
                                                 ---------       1,500      Lyondell Petrochemical Co.           34,312
       MANUFACTURED HOUSING (0.6%)                                 500      MCN Corp.                            11,625
1,975     Clayton Homes Inc.                       42,216          400      Mapco Inc.                           21,850
                                                 ---------         800      Pogo Producing Co.                   22,600
                                                                   700      Sonat Inc.                           24,937
       MEDICAL PRODUCTS (1.6%)                                     700      Sonat Offshore Drilling Inc.         31,325
  400     Cordis Corp.*                            40,200          500      Southwest Gas Corp.                   8,813
1,000     McKesson Corp.                           50,625                                                     ----------
  600     Vivus Inc.*                              18,750                                                       285,200
                                                 ---------                                                    ----------
                                                  109,575
                                                 ---------
       METALS/MINING (0.5%)                                              OTHER CONSUMER SERVICES (0.2%)
  500     Potash Corp Sask Inc.                    35,438        1,000      Barefoot Inc.                        10,500
                                                 ---------                                                    ----------
       MISCELLANEOUS (1.0%)                                              PAPER AND FOREST PRODUCTS (0.3%)
1,100     Enron Global Power & Pipelines           27,363        1,300      Abitibi Price Inc.                   18,850
  700     G & K Services Inc.                      17,850          100      Bowater Inc.                          3,550
  300     Gadzooks Inc.*                            7,575                                                     ----------
  300     Teltrend Inc. *                          14,025                                                        22,400
                                                 ---------                                                    ----------
                                                   66,813                PUBLISHING - NEWSPAPERS (0.4%)
                                                 ---------         700      Belo AH Corp., Series A              24,325
                                                                                                              ----------
       MOTOR VEHICLES (0.9%)
2,000     Harley Davidson Inc.                     57,500                RESTAURANTS (0.7%)
                                                 ---------       1,150      Lone Star Steakhouse & Saloon*       44,131
                                                                                                              ----------
       NATURAL GAS (0.5%)
  200     Questar Corp.                             6,700                RETAIL (3.5%)
1,200     Seagull Energy Corp.*                    26,700        1,300      Dollar General Corp.                 26,975
                                                 ---------       1,000      Kohls Corp.*                         52,500
                                                   33,400        1,050      Nautica Enterprises Inc.*            45,937
                                                 ---------


                                                                11

                                                     SMALL COMPANY GROWTH FUND
                                      STATEMENT OF INVESTMENTS - DECEMBER 31, 1995, Continued

----------------------------------------------------------        ------------------------------------------------------
                                                    VALUE                                                         VALUE
SHARES                                            (NOTE 1)        SHARES                                        (NOTE 1)
----------------------------------------------------------        ------------------------------------------------------
       RETAIL (CONTINUED)                                        1,000      Sterling Software Inc.*             $62,375
   50     Officemax Inc.                           $1,119          500      Tektronix Inc.                       24,562
2,300     Sunglass Hut International Inc.          54,625        1,800      Teradyne Inc.                        45,000
1,300     Tommy Hilfiger Corp.*                    55,088          200      U. S. Robotics Corp.                 17,550
                                                 ---------       1,200      Ultratech Stepper Inc.               30,900
                                                  236,244                                                     ----------
                                                 ---------                                                      450,887
       RETAIL - SPECIALTY (1.3%)                                                                              ----------
  600     Best Buy Inc.*                            9,750                TELECOMMUNICATIONS (2.5%)
  900     Intimate Brands Inc., Class A            13,500          900      A D C Telecommunications Inc.*       32,850
2,000     Office Depot Inc.*                       39,500        1,000      Applied Digital Access Inc.*         11,750
1,000     Staples Inc.*                            24,375          100      Aspect Telecommunications Corp.       3,350
                                                 ---------         200      Cidco Inc.*                           5,100
                                                   87,125        2,100      Mobilmedia Corp.*                    46,725
                                                 ---------       4,400      Nextel Communications Inc.*          64,900
       RETAIL STORES - FOOD CHAINS (0.9%)                                                                     ----------
2,500     General Nutrition Companies. Inc.        57,500                                                       164,675
                                                 ---------                                                    ----------

       SEMICONDUCTORS (2.2%)                                             TELEPHONE (0.3%)
  900     Atmel Corp.*                             20,138          600      Telephone & Data Systems Inc.        23,700
2,000     LSI Logic Corp.*                         65,500                                                     ----------
  300     Linear Technology Corp.                  11,775
2,300     National Semiconductor Corp.*            51,175                TEXTILES (0.4%)
                                                 ---------       1,300      Unifi Inc.                           28,763
                                                  148,588                                                     ----------
                                                 ---------
       SHOES (1.4%)                                                      TRANSPORTATION (1.1%)
1,900     Just For Feet, Inc.                      67,925          500      America West Airlines Inc. Class      8,500
  700     Nine West Group Inc.*                    26,250          300      Kansas City Southern Industries,     13,725
                                                 ---------         700      Southwest Airlines Co.               16,275
                                                   94,175        1,200      Tidewater Inc.                       37,800
                                                 ---------                                                    ----------
                                                                                                                 76,300
       STEEL (0.5%)                                                                                           ----------
1,700     Allegheny Ludlum Corp.                   31,450
                                                 ---------               WATER & SEWER & COMBINED UTILITIES (0.6%)
                                                                 2,200      USA Waste Services Inc.*             41,525
       TECHNOLOGY (6.8%)                                                                                      ----------
  600     Altera Corp.*                            29,850                   Total common stocks               5,718,640
  700     Analog Devices Inc.*                     24,763                      (cost $5,579,878)              ----------
  600     Cadence Design System Inc.               25,200
1,400     Checkfree Corp.*                         30,100
1,200     E M C Corp. Mass.*                       18,450
  100     Exar Corp.*                               1,475
2,250     Gasonics International Corp.             30,375
  600     Informix Corp.                           18,000
  900     Komag Inc.                               41,512
  300     Network Appliance Inc.*                  12,038
  200     Parametric Technology Corp.*             13,300
1,100     Softkey International Inc.*              25,437


                                                                12

                           SMALL COMPANY GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 1995, CONTINUED

-------------------------------------------------------------------------------------------------------------------------
                                                                                               VALUE
               PRINCIPAL                                                                     (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
                           REPURCHASE AGREEMENT (13.4%)
                 $894,000  Lehman Government Securities Inc.,
                              5.96% due 01/02/96, Collateralized by
                              940,000 FNMA Discount Note, due
                              06/21/96 - market value $916,124
                                   (cost $894,000)                                             $  894,000
                                                                                               -----------

                           GOVERNMENT OBLIGATIONS (0.2%)
                   15,000  U.S. Treasury Bills 5.32%,
                              due 02/01/96**                                                       14,931
                                 (cost $14,931)                                                -----------

                           Total Investments                                                    6,627,571
                              (cost $6,488,808)
                           Other Assets Less Liabilities (0.9%)                                   (57,631)
                                                                                               -----------
                           Net Assets                                                          $6,685,202
                                                                                               ===========

                  Statement of                                     Market Value Covered                      Unrealized Depreciation
               Financial Futures        Number of Contracts            by Contracts           Expiration           at 12/31/95
               -----------------        -------------------            ------------           ----------           -----------
             Standard & Poor's 500               1                       $309,225             March 1996            ($3,160)


*Denotes a non-income producing security.
 ** Security is segregated as collateral on futures contract.

Cost for Federal income tax purposes:  $6,536,168.
Portfolio holding percentages represent market value as a percentage of net assets.
See accompanying notes to financial statements.

                                                    LARGE COMPANY GROWTH FUND
                                           STATEMENT OF INVESTMENTS - DECEMBER 31, 1995

----------------------------------------------------------        ------------------------------------------------------
                                                    VALUE                                                         VALUE
SHARES                                            (NOTE 1)        SHARES                                        (NOTE 1)
----------------------------------------------------------        ------------------------------------------------------
    COMMON STOCKS (85.5%)
       AGRICULTURAL BIOTECHNOLOGY (1.1%)                                  ELECTRONICS (3.8%)
3,200     Pioneer Hi Bred International, Inc.      $ 178,000       6,300     AMP, Inc.                         $241,762
                                                   ---------       3,700     Motorola Inc.                      210,900
                                                                   3,100     Texas Instruments Inc.             160,425
       CHEMICALS (5.4%)                                                                                       ---------
6,400     Abbott Laboratories                        267,200                                                    613,087
4,400     Air Products & Chemicals, Inc.             232,100                                                  ---------
3,100     Dow Chemical Co.                           218,163              ENERGY (4.9%)
4,900     Nalco Chemical Co.                         147,612       3,900     Chevron Corp.                      204,750
                                                   ---------       2,300     Kerr Mcgee Corp.                   146,050
                                                     865,075       2,300     Mobil Corp.                        257,600
                                                   ---------       6,400     Unocal Corp.                       186,400
                                                                                                              ---------
                                                                                                                794,800
       COMPUTER EQUIPMENT (3.3%)                                                                              ---------
2,300     Hewlett-Packard Co.                        192,625
2,300     International Business Machines Corp.      211,025              ENGINEERING AND CONSTRUCTION (1.4%)
4,400     Silicon Graphics Inc. *                    121,000       3,500     Fluor Corp.                        231,000
                                                   ---------                                                  ---------
                                                     524,650
                                                   ---------
       COMPUTER SOFTWARE & SERVICE (2.6%)                                 FINANCIAL (8.2%)
2,900     Automatic Data Processing Inc.             215,325       2,550     American International Group Inc.  235,875
3,900     General Motors Corp., Class E              202,800       3,000     Bard C R Inc.                       96,750
                                                   ---------       3,300     Dun & Bradstreet Corp.             213,675
                                                     418,125       2,300     Marsh & McLennan Cos., Inc.        204,125
       CONSUMER CYCLICALS (2.7%)                                   2,700     Morgan J P & Co., Inc.             216,675
3,100     Eastman Kodak Co.                          207,700       4,100     St. Paul Cos., Inc.                228,062
1,900     Illinois Tool Works Inc.                   112,100       3,900     U.S. Bancorp                       131,138
5,300     Ryder Systems Inc.                         131,175                                                  ---------
                                                   ---------                                                  1,326,300
                                                     450,975                                                  ---------
                                                   ---------

       CONSUMER - NON-CYCLICALS (2.9%)                                    FOODS AND RESTAURANTS (1.2%)
4,300     International Flavors & Fragrances, Inc.   206,400       4,300     McDonalds Corp.                    194,038
3,100     Procter & Gamble Co.                       257,300                                                  ---------
                                                   ---------
                                                     463,700
                                                   ---------              FOOD - GRAIN & AGRICULTURE (0.7%)
                                                                   5,892     Archer Daniels Midland Co.         106,056
       CONSUMER PRODUCTS (7.9%)                                                                               ---------
2,700     CPC International. Inc.                    185,288
1,900     Colgate - Palmolive Co.                    133,475              HEALTHCARE/MEDICAL PRODUCTS (8.4%)
2,800     Disney, (Walt) Co.                         165,200       5,900     Alza Corp.*                        146,025
3,000     Hershey Foods Corp.                        195,000       2,300     Cardinal Health Inc.               125,925
3,300     Kimberly Clark Corp.                       273,075       3,500     Columbia / HCA Healthcare Corp.    177,625
3,900     PepsiCo, Inc.                              217,912       3,500     Elan Plc ADR *                     170,188
4,000     Rubbermaid Inc.                            102,000       2,700     Johnson & Johnson                  231,187
                                                   ---------
                                                   1,271,950       2,200     Medtronic Inc.                     122,925
                                                   ---------
       DURABLE GOODS (1.4%)                                        3,700     Merck & Co., Inc.                  243,275
6,100     Echlin Inc.                                222,650       2,300     Pfizer Inc.                        144,900
                                                   ---------                                                  ---------
                                                                                                              1,362,050
                                                                                                              ---------

                                                    LARGE COMPANY GROWTH FUND
                                      STATEMENT OF INVESTMENTS - DECEMBER 31, 1995, Continued

----------------------------------------------------------        ------------------------------------------------------
                                                    VALUE                                                         VALUE
SHARES                                            (NOTE 1)        SHARES                                        (NOTE 1)
----------------------------------------------------------        ------------------------------------------------------
       INDUSTRIAL (4.1%)                                                  RETAIL (4.0%)
4,700     Halliburton Co.                         $237,937         4,100     Home Depot Inc.                   $196,287
7,300     Pall Corp.                               196,188         3,400     Intimate Brands Inc.                51,000
3,400     Schlumberger Ltd.                        235,450         8,800     Wal Mart Stores Inc.               196,900
                                                   -------         6,800     Walgreen Co.                       203,150
                                                   669,575                                                  -----------
                                                   -------                                                      647,337
       MACHINERY & CAPITAL GOODS (2.6%)                                                                     -----------
3,400     Emerson Electric Co.                     277,950                TELECOMMUNICATIONS (2.8%)
3,900     Ingersoll Rand Co.                       136,987         4,300     AT & T Corp.                       278,425
                                                   -------         3,900     GTE Corp.                          171,600
                                                   414,937                                                  -----------
                                                   -------                                                      450,025
       MANUFACTURING - DIVERSIFIED (4.2%)                                                                   -----------
6,800     Masco Corp.                              213,350                TRANSPORTATION (2.5%)
3,900     Minnesota Mining & Manufacturing Co.     258,375         2,300     Norfolk Southern Corp.             182,563
2,600     TRW Inc.                                 201,500         3,400     Union Pacific Corp.                224,400
                                                   -------                                                  -----------
                                                   673,225                                                      406,963
                                                   -------                                                  -----------
       METALS/MINING (1.3%)                                               UTILITIES (0.8%)
7,800     Cyprus Amax Minerals Co.                 203,775         2,700     Consolidated Natural Gas Co.       122,513
                                                   -------                                                  -----------
                                                                          Total Common Stocks                13,780,969
       PAPER AND FOREST PRODUCTS (2.2%)                                                                     -----------
2,300     Consolidated Papers Inc.                 129,088                  (cost $12,347,538)
5,900     International Paper Co.                  223,462
                                                   -------
                                                   352,550
                                                   -------   PRINCIPAL
                                                             ---------
       POLLUTION CONTROL (2.3%)                                           REPURCHASE AGREEMENT (14.3%)
5,000     Browning Ferris Industries               147,500   $2,305,000   Lehman Government Securities Inc.,
7,300     WMX Technologes, Inc.                    218,088                  5.96%, due 01/02/96, Collateralized by
                                                   -------                $2,415,000 FNMA Discount Note, due
                                                   365,588                06/21/96 - Market value ($2,353,659)
                                                   -------                  (cost $2,305,000)                 2,305,000
       PRINTING & PUBLISHING (2.8%)                                                                         -----------
4,100     Gannett  Inc.                            251,637
2,300     McGraw Hill Companies Inc.               200,388                Total Investments                  16,085,969
                                                   -------                    (cost $14,652,538)
                                                   452,025                Other Assets
                                                   -------                    Less Liabilities (0.2)%            33,067
                                                                                                            -----------
                                                                          Net Assets                        $16,119,036
                                                                                                            ===========

* Denotes a non-income producing security.
Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net assets.


See accompanying notes to financial statements.

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995



                                                                 Government        Asset       Small Company   Large Company
                                                                   Bond          Allocation        Growth         Growth
                                                                ------------    ------------    ------------   -------------
ASSETS
   Investments in securities, at value
      (cost $8,412,223, $3,853,578, $5,594,808
       and $12,347,538, respectively)                           $  8,702,239    $  4,240,654    $  5,733,571   $  13,780,969
   Repurchase agreements (cost $204,000,
       $1,180,000, $894,000, and $2,305,000, respectively)           204,000       1,180,000         894,000       2,305,000
                                                                ------------    ------------    ------------   -------------
       Total investments                                           8,906,239       5,420,654       6,627,571      16,085,969
   Cash                                                                  325             327             463             979
   Receivable for investment securities sold                               -               -          18,547               -
   Receivable for futures variation margin                                 -           1,050             350               -
   Interest and dividends receivable                                  94,090          24,090           3,426          31,456
   Receivable from advisor (note 2)                                   18,151           7,966          37,744           7,445
   Deferred organization expenses (note 1)                             8,790          10,598          10,904          10,592
                                                                ------------    ------------    ------------   -------------
         Total assets                                              9,027,595       5,464,685       6,699,005      16,136,441
                                                                ------------    ------------    ------------   -------------
LIABILITIES
   Administration fee payable (note 2)                                 2,376             988           1,321           3,196
   Other accrued expenses                                              9,123           9,192          12,482          14,209
                                                                ------------    ------------    ------------   -------------
         Total liabilities                                            11,499          10,180          13,803          17,405
                                                                ------------    ------------    ------------   -------------

NET ASSETS                                                      $  9,016,096    $  5,454,505    $  6,685,202   $  16,119,036
                                                                ------------    ------------    ------------   -------------
NET ASSETS CONSIST OF:
   Paid-in capital (note 3)                                     $  8,726,080    $  5,067,429    $  6,571,121   $  14,683,452
   Net unrealized appreciation                                       290,016         391,021         135,603       1,433,431
   Accumulated undistributed (distributions in excess of)
       realized gain                                                       -          (3,945)        (21,729)            999
   Accumulated undistributed net investment income                         -               -             207           1,154
                                                                ------------    ------------    ------------   -------------
         Net Assets                                             $  9,016,096    $  5,454,505    $  6,685,202   $  16,119,036
                                                                ------------    ------------    ------------   -------------
   Shares of beneficial interest outstanding, no par
      value (unlimited number of shares authorized)                  860,451         485,092         580,225       1,329,429
                                                                ------------    ------------    ------------   -------------
NET ASSET VALUE, redemption and offering
   price per share                                                   $ 10.48         $ 11.24         $ 11.52         $ 12.12
                                                                       -----           -----           -----           -----




See accompanying notes to financial statements.

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           STATEMENTS OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 1995



                                                          Government         Asset        Small Company    Large Company
                                                             Bond         Allocation         Growth           Growth
                                                          ----------      -----------      ----------       ----------
INVESTMENT INCOME:
   Dividend income                                        $        -      $    32,620      $   15,354       $  165,528
   Interest income                                           486,746          129,844          26,323           83,906
                                                          ----------      -----------      ----------       ----------
         Total investment income                             486,746          162,464          41,677          249,434
                                                          ----------      -----------      ----------       ----------
EXPENSES (NOTE 2):
   Investment advisory fees                                   30,138           24,403          19,921           55,524
   Administration fees                                        16,073            8,367           7,356           20,501
   Auditing fees                                              17,548            8,751           6,546           20,016
   Legal fees                                                 14,401            7,018           4,278           14,645
   Custodian fees                                              4,800            9,900          38,000           13,014
   Insurance expense                                           6,852            3,478           2,868            8,233
   Other                                                       8,706            6,496           6,280            7,907
                                                          ----------      -----------      ----------       ----------
         Total expenses                                       98,518           68,413          85,249          139,840
         Less waived and reimbursed expenses                 (48,289)         (33,552)        (57,665)         (62,961)
                                                          ----------      -----------      ----------       ----------
         Net expenses                                         50,229           34,861          27,584           76,879
                                                          ----------      -----------      ----------       ----------

NET INVESTMENT INCOME                                     $  436,517      $   127,603      $   14,093       $  172,555
                                                          ----------      -----------      ----------       ----------

      Net realized gain on investments (note 4)              128,998           97,556         225,307           96,379

      Net realized gain on financial futures (note 4)              -                -          15,480                -

      Net change in unrealized appreciation
            (depreciation) on investments                    445,748          421,725         153,991        1,449,235

      Net change in unrealized gain on financial futures           -            3,945          (3,160)               -
                                                          ----------      -----------      ----------       ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS              574,746          523,226         391,618        1,545,614
                                                          ----------      -----------      ----------       ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 1,011,263      $   650,829     $   405,711      $ 1,718,169
                                                          ----------      -----------      ----------       ----------





See accompanying notes to financial statements.

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                               Government Bond              Asset Allocation
                                                          Year Ended    August 1, -    Year Ended     August 1, -
                                                         December 31,   December 31,   December 31,  December 31,
                                                            1995          1994 *          1995          1994 *
                                                        ------------    ----------     -----------   -----------
NET ASSETS, BEGINNING OF PERIOD (NOTE 1)                $  5,111,981    $   25,000     $ 2,062,929   $    25,000
                                                        ------------    ----------     -----------   -----------
FROM OPERATIONS:
   Net investment income                                     436,517       113,600         127,603        11,861
   Net realized gain (loss) on investments                   128,998        (5,471)         97,556             -
   Net change in unrealized appreciation
      (depreciation) of investments                          445,748      (155,732)        425,670       (34,649)
                                                        ------------    ----------     -----------   -----------
         Increase (decrease) in net
              assets from operations                       1,011,263       (47,603)        650,829       (22,788)
                                                        ------------    ----------     -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    (436,517)    (113,600)        (127,603)      (11,861)
   In excess of net investment income                            (47)      (1,278)            (129)         (225)
   Net realized gain from investment transactions           (123,527)           -          (97,556)            -
   In excess of realized gain from investment
     transaction                                                   -            -           (3,945)            -
                                                        ------------    ----------     -----------   -----------
         Decrease in net assets from
         distributions to shareholders                      (560,091)     (114,878)       (229,233)      (12,086)
                                                        ------------    ----------     -----------   -----------

SHARE TRANSACTIONS (NOTE 3):
   Net proceeds from sale of shares                        2,839,265    5,304,675        2,810,916     2,091,463
   Net asset value of shares issued to
      shareholders from reinvestment of
      dividends and distributions                            644,533       30,437          241,319             -
   Cost of shares redeemed                                   (30,855)     (85,650)         (82,255)      (18,660)
                                                        ------------    ----------     -----------   -----------
         Increase in net assets from
              share transactions                           3,452,943     5,249,462       2,969,980     2,072,803
                                                        ------------    ----------     -----------   -----------

NET INCREASE IN NET ASSETS                                 3,904,115     5,086,981       3,391,576     2,037,929
                                                        ------------    ----------     -----------   -----------
NET ASSETS -- END OF PERIOD                             $  9,016,096   $ 5,111,981     $ 5,454,505   $ 2,062,929
                                                        ------------    ----------     -----------   -----------

Undistributed (distributions in excess of) net
     investment income in net assets at
     end of period                                      $          -    $   (1,278)    $         -   $      (225)
                                                        ------------    ----------     -----------   -----------

*Initial public offering was August 1, 1994. See note 1.

See accompanying notes to financial statements.

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                              SMALL COMPANY GROWTH               LARGE COMPANY GROWTH
                                                        --------------------------------   ---------------------------------
                                                         YEAR ENDED          AUGUST 1, -      YEAR ENDED         AUGUST 1, -
                                                        DECEMBER 31,        DECEMBER 31,     DECEMBER 31,       DECEMBER 31
                                                            1995               1994 *           1995              1994 *
                                                        --------------------------------   ---------------------------------
NET ASSETS, BEGINNING OF PERIOD (NOTE 1)                  $  940,171        $ 25,000       $ 4,174,658        $   25,000
                                                          ----------        --------       -----------        ----------
FROM OPERATIONS:
   Net investment income (loss)                               14,093            (294)          172,555            18,535
   Net realized gain (loss) on investments                   240,787          (3,504)           96,379             7,338
   Net change in unrealized appreciation
      (depreciation) of investments                          150,831         (15,228)        1,449,235           (15,804)
                                                          ----------        --------       -----------        ----------
         Increase (decrease) in net
              assets from operations                         405,711         (19,026)        1,718,169            10,069
                                                          ----------        --------       -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     (13,886)              -          (172,344)          (17,592)
   Net realized gain from investment transactions           (240,787)              -           (95,380)           (7,338)
   In excess of realized gain on investment transactions     (18,225)              -                 -                 -
                                                          ----------        --------       -----------        ----------
         Decrease in net assets from
            distributions to shareholders                   (272,898)              -          (267,724)          (24,930)
                                                          ----------        --------       -----------        ----------
SHARE TRANSACTIONS (NOTE 3):
   Net proceeds from sale of shares                        5,384,494         937,940        10,232,823         4,159,923
   Net asset value of shares issued to
      shareholders from reinvestment of
      dividends and distributions                            272,898               -           287,675             4,980
   Cost of shares redeemed                                   (45,174)         (3,743)          (26,565)             (384)
                                                          ----------        --------       -----------        ----------
         Increase in net assets from
              share transactions                           5,612,218         934,197        10,493,933         4,164,519
                                                          ----------        --------       -----------        ----------

NET INCREASE IN NET ASSETS                                 5,745,031         915,171        11,944,378         4,149,658
                                                          ----------        --------       -----------        ----------
NET ASSETS -- END OF PERIOD                               $6,685,202        $940,171       $16,119,036        $4,174,658
                                                          ----------        --------       -----------        ----------

Undistributed (distributions in excess of) net
     investment income in net assets at
     end of period                                        $      207        $      -        $    1,154           $   943
                                                          ----------        --------        ----------           -------

*Initial public offering was August 1, 1994. See note 1.

See accompanying notes to financial statements.

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                       FINANCIAL HIGHLIGHTS OF THE TRUST

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                         GOVERNMENT BOND                                 ASSET ALLOCATION
                                                         ---------------                                 ----------------
                                                    YEAR ENDED          AUGUST 1, -              YEAR ENDED        AUGUST 1, -
                                                   DECEMBER 31,        DECEMBER 31,              DECEMBER 31,      DECEMBER 31,
                                                       1995               1994 *                     1995             1994 *
                                                   ---------------------------------             ------------------------------
NET ASSETS, BEGINNING OF PERIOD                          $ 9.69              $10.00                $ 9.81            $10.00
                                                         -------             ------                -------           ------

INCOME FROM OPERATIONS:
   Net investment income                                   0.64                0.22                  0.36              0.06
   Net realized and unrealized gain (loss)
      on investments                                       0.94               (0.31)                 1.64             (0.19)
                                                         -------             ------                -------           ------
         Total from operations                             1.58               (0.09)                 2.00             (0.13)
                                                         -------             ------                -------           ------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                  (0.64)              (0.22)                (0.36)            (0.06)
   Net realized gains on investments                      (0.15)                  -                 (0.21)                -
                                                         -------             ------                -------           ------
         Total distributions                              (0.79)              (0.22)                (0.57)            (0.06)
                                                         -------             ------                -------           ------
NET ASSET VALUE -- END OF PERIOD                         $ 10.48             $ 9.69                $ 11.24           $ 9.81
                                                         =======             ======                =======           ======

Total return                                               16.7%               (0.9)%                 20.7%             (1.3)%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets end of period (000)                        $9,016              $5,112                $5,455            $2,063
   Ratio of expenses to average net assets                 0.75%               0.75%                 1.00%             1.00%
   Ratio of expenses to average net assets
      excluding waivers/reimbursements                     1.47%               1.94%                 1.96%             2.36%
   Ratio of net investment income to
      average net assets                                   6.54%               6.09%                 3.66%             1.88%
   Ratio of net investment income to average net
      assets excluding waivers/reimbursements              5.80%               4.90%                 2.70%             0.52%
   Portfolio turnover                                      34.1%                3.5%                 66.3%              ---


*Initial public offering was August 1, 1994. See note 1.
Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized

See accompanying notes to financial statements.

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                       FINANCIAL HIGHLIGHTS OF THE TRUST

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                               SMALL COMPANY GROWTH                   LARGE COMPANY GROWTH
                                                               --------------------                   --------------------
                                                           YEAR ENDED      AUGUST 1, -           YEAR ENDED        AUGUST 1, -
                                                          DECEMBER 31,    DECEMBER 31,           DECEMBER 31,      DECEMBER 31,
                                                              1995            1994 *                 1995             1994 *
                                                          ----------------------------           ------------------------------
NET ASSETS, BEGINNING OF PERIOD                               $ 9.70         $10.00               $  9.99            $10.00
                                                              ------         ------               -------            ------
INCOME FROM OPERATIONS:
   Net investment income                                        0.04              -                  0.20              0.05
   Net realized and unrealized gain (loss)
      on investments                                            2.29          (0.30)                 2.20              0.01
                                                              ------         ------               -------            ------
         Total from operations                                  2.33          (0.30)                 2.40              0.06
                                                              ------         ------               -------            ------

LESS DISTIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.04)             -                 (0.20)            (0.05)
   Net realized gains on investments                           (0.47)             -                 (0.07)            (0.02)
                                                              ------         ------               -------            ------
         Total distributions                                   (0.51)             -                 (0.27)            (0.07)
                                                              ------         ------               -------            ------
NET ASSET VALUE -- END OF PERIOD                              $11.52         $ 9.70               $ 12.12            $ 9.99
                                                              ======         ======               =======            ======

Total return                                                    24.1%          (3.0%)                24.1%              0.5%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000)                            $6,685         $  940               $16,119            $4,175
   Ratio of expenses to average net assets                      0.90%          0.90%                 0.90%             0.90%
   Ratio of expenses to average net assets
      excluding waivers/reimbursements                          2.78%          2.96%                 1.64%             2.08%
   Ratio of net investment income to
      average net assets                                        0.46%         (0.17%)                2.02%             1.39%
   Ratio of net investment income to average net
      assets excluding waivers/reimbursements                  (1.42%)        (2.22%)                1.28%             0.22%
   Portfolio turnover                                          193.3%           3.5%                 37.4%              4.4%


*Initial public offering was August 1, 1994. See note 1.
Ratios are annualized for periods less than one year. Total return and portfolio turnover are not annualized

See accompanying notes to financial statements.

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 1995


NOTE 1 -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The ONE(R) GROUP(SM) Investment Trust (the "Trust") was organized as a Massachusetts Business Trust on June 7, 1993. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust comprises four portfolios: the Government Bond Fund, the Asset Allocation Fund, the Small Company Growth Fund, and the Large Company Growth Fund (the "Funds"). The shares of the Funds are sold only to Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), an affiliate of Nationwide Insurance Company, to fund the benefits of the ONE(R) GROUPSM Variable Annuity.

Banc One Investment Advisors Corporation ("Banc One") serves as Investment Advisor to the Trust. Nationwide Financial Services, Inc. ("NFS") serves as Administrator to the Trust. Nationwide Investors Services, Inc., an affiliate of NFS, serves as the Transfer Agent to the Trust.

Prior to August 1, 1994 (date of initial public offering), the Funds had no operations other than the sale to Nationwide Life and Annuity Insurance Company of shares of the Funds, as follows:

                     FUND                  SHARES             PROCEEDS
                     ----                  ------             --------
          Government Bond                  2,500              $25,000
          Asset Allocation                 2,500               25,000
          Small Company Growth             2,500               25,000
          Large Company Growth             2,500               25,000

Investment operations commenced on August 23, 1994 for the Government Bond and the Large Company Growth Funds, September 29, 1994 for the Asset Allocation Fund and November 3, 1994 for the Small Company Growth Fund.

Organization costs incurred in connection with the organization and initial registration of the Trust were paid by the Administrator and have been reimbursed by the Funds. Such organization costs have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization costs.


SECURITY VALUATION

a) Securities traded on a national securities exchange (including financial futures) are valued at the last sales price. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices. Short-term notes and bank certificates of deposit are valued at amortized cost, which approximates market.

b) It is the policy of the Funds to require the custodian bank or an approved sub-custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each of the repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                        NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1995, Continued


FEDERAL INCOME TAX

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Each Fund of the Trust is treated as a separate taxable entity.


SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount.


DIVIDENDS TO SHAREHOLDERS

Dividends are recorded on the ex-dividend date. Dividends and distributions to shareholders are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in capital.


EXPENSES

Direct expenses of a Fund are allocated to that Fund. The general expenses of the Trust are allocated to the Funds based on the relative net assets of the Funds at the time the expense is incurred.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2 -  AGREEMENTS

As Investment Advisor, Banc One manages the investments of each Fund of the Trust. Banc One is entitled to receive a fee from the Funds at the following annual rates: .45% of the average daily net assets of the Government Bond Fund, .65% of the average daily net assets of the Small Company Growth Fund and the Large Company Growth Fund, and .70% of average daily net assets of the Asset Allocation Fund. Such fees are calculated daily and paid monthly.

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                        NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1995, Continued



NOTE 2 -  AGREEMENTS (CONTINUED)

As Administrator, NFS assists in supervising the operations of the Trust. For its services, NFS is entitled to receive a fee from the Trust at an annual rate of .24% of the Trust's aggregate average daily net assets up to $250 million,
 .19% of such net assets in excess of $250 million but less that $500 million, .16% of such net assets in excess of $500 million but less than $1 billion, and .14% of such net assets in excess of $1 billion. During the year ended
December 31, 1995, the Administrator voluntarily waived fees in the amount of $1,184 in the Asset Allocation Fund representing $.004 per share.

The Investment Advisor has voluntarily agreed to waive all or part of its fees and reimburse expenses in order to limit the Funds' operating expenses to no more than .75% of the average daily net assets of the Government Bond Fund,
 .90% of the average daily net assets of each of the Small Company Growth Fund and the Large Company Growth Fund, and no more than 1.00% of the average daily net assets of the Asset Allocation Fund. Effective May 1, 1996, the Small Company Growth and Large Company Growth Funds will change their expense limits to 1.10% and 1.00%, respectively. During the year ended December 31, 1995, the Investment Advisor voluntarily waived fees and reimbursed expenses in the amount of $48,289 in the Government Bond Fund, $32,368 in the Asset Allocation Fund, $57,665 in the Small Company Growth Fund and $62,961 in the Large Company Growth Fund, representing $.074, $.100, $.212 and $.092 per share, respectively.


NOTE 3 -  CAPITAL SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest, with no par value.

Transactions in capital stock for the year ended December 31, 1995 and the period ended December 31, 1994 were as follows:

                                   Year ended December 31, 1995            August 1 through December 31, 1994
                                        Reinvestment                                  Reinvestment
      Shares                Purchases   of Dividends     Redemptions    Purchases     of Dividends      Redemptions
      ------                ---------   ------------     -----------    ---------     ------------      -----------
Government Bond               272,833       62,835         (2,974)         530,985         3,093          (8,821)
Asset Allocation              260,452       21,991         (7,550)         209,567           -             (1868)
Small Company Growth          463,544       23,720         (3,975)          94,832           -              (396)
Large Company Growth          889,236       24,630         (2,361)         414,970           492             (38)

      Dollars
      -------
Government Bond            $2,839,265      644,533        (30,855)       5,304,675        30,437          (85,650)
Asset Allocation            2,810,917      241,319        (82,256)       2,091,463           -            (18,660)
Small Company Growth        5,384,494      272,898        (45,174)         937,940           -             (3,743)
Large Company Growth       10,232,823      287,675        (26,565)       4,159,923         4,980             (384)


NOTE 4 -  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government obligations, short-term securities and financial futures), and purchases and sales of U.S. Government obligations for the period ended December 31, 1995 are summarized as follows:

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                        NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1995, Continued


NOTE 4 -  INVESTMENT TRANSACTIONS (CONTINUED)


                                                 Purchases                    Sales
                                                 ---------                    -----
       Government Bond                          $ 3,231,883                $ 1,182,394
       Asset Allocation                           2,501,897                    946,939
       Small Company Growth                      10,017,633                  5,185,334
       Large Company Growth                      11,122,876                  2,714,103


                                                     U.S. Government Obligations
                                                 Purchases                    Sales
                                                 ---------                    -----
       Government Bond                           $2,019,871                 $  924,000
       Asset Allocation                           1,756,194                  1,127,039
       Small Company Growth                          14,812                     -
       Large Company Growth                          -                          -


The Asset Allocation and Small Company Growth Funds are engaged in trading financial futures contracts. The funds are exposed to market risks in excess of the amounts recognized in the statement of assets and liabilities as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" such futures on a daily basis, to reflect the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. Realized gains and losses have been computed on the first-in, first-out basis.

A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract was originally struck. The Funds' purpose in entering into futures contracts is to remain fully invested and reduce transaction costs.

Net unrealized appreciation on investments and financial futures at December 31, 1995, based on cost for Federal income tax purposes, was as follows:

                                           Unrealized                 Unrealized             Net Unrealized
                                          Appreciation               Depreciation             Appreciation
                                          ------------               ------------             ------------
      Government Bond                      $  290,016                $       -                $   290,016
      Asset Allocation                        443,409                  ( 56,333)                  387,076
      Small Company Growth                    454,146                  (362,743)                   91,403
      Large Company Growth                  1,572,468                  (139,037)                1,433,431

                    THE ONE(R) GROUP(SM) INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1995, CONTINUED




NOTE 5 -  SHARES HELD BY AFFILIATES

As of December 31, 1995, Nationwide Life and Annuity Insurance Company beneficially owned shares of the Funds with the following net asset values:

           Government Bond                           $5,782,043
           Asset Allocation                           1,161,138
           Small Company Growth                          30,084
           Large Company Growth                       3,743,368

As of December 31, 1995, Banc One Capital Corporation owned shares of the Asset Allocation Fund with a net asset value of $535,910.


NOTE 6 -  DISTRIBUTIONS OF LONG-TERM CAPITAL GAINS

During the year ended December 31, 1995, the Government Bond Fund, Asset Allocation Fund and Large Company Growth Fund paid to shareholders $.1475, $.0600 and $.0250 per share, respectively, from net realized long-term capital gains.

PRICE WATERHOUSE LLP                                              [LOGO]
                                                           PRICE WATERHOUSE LLP




                       REPORT OF INDEPENDENT ACCOUNTANTS

February 23, 1996

To the Trustees and Shareholders of
The One(R) Group(SM) Investment Trust


In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Government Bond Fund, the Asset Allocation Fund, the Small Company Growth Fund, and the Large Company Growth Fund (constituting The One(R) Groups(SM) Investment Trust, hereafter referred to as the "Trust") at December 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in comformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/PRICE WATERHOUSE LLP